Revenue (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue		R$ 673,872	R$ 598,344	R$ 497,850
(-) Cancellation		(14,764)	(20,890)	(16,283)
(-) Discounts		(24,128)	(19,104)	(16,997)
(-) ProUni scholarships	[1]	(98,289)	(82,132)	(68,008)
(-) Taxes and contributions on revenue		(17,512)	(15,151)	(13,113)
Net revenue		519,179	461,067	383,449
Amount billed to students for the portion to be transferred to the hub partner		153,776	110,411	75,206
Revenue balance payable to the hub partner		21,881	6,697	21,537
Transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue		517,950	459,658	382,589
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	[2]	R$ 1,229	R$ 1,409	R$ 860

[1]	Scholarships granted by the federal government to students under the ProUni program as described in Note 2.5.s
[2]	Revenue recognized at a point in time relates to revenue from student fees and certain education-related activities.